Schedule of Investments (unaudited) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AGL CLO 9 Ltd., Class E, (3 mo. LIBOR US + 7.26%), 9.97%, 01/20/34(a)(b)	USD	250	$224,663
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)		773	494,555
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 6.29%, 01/28/31(a)(b)		250	225,680
ARES LI CLO Ltd., Series 2019-51A, Class ER, (3 mo. LIBOR US + 6.85%), 9.36%, 07/15/34(a)(b)		300	262,676
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 5.66%, 07/15/34(a)(b)		750	657,416
CarVal CLO I Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 5.63%, 07/16/31(a)(b)		250	221,226
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 5.91%, 04/20/32(a)(b)		2,000	1,772,242
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 9.15%, 07/20/32(a)(b)		1,300	1,123,230
Cedar Funding XIV CLO Ltd.(a)(b)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 5.76%, 07/15/33		500	439,986
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 8.85%, 07/15/33		375	321,889
Series 2021-14A, Class SUB, 0.00%, 07/15/33		250	144,500
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 9.51%, 04/20/34(a)(b)		250	225,865
Elmwood CLO VII Ltd., Series 2020-4A, Class E, (3 mo. LIBOR US + 7.10%), 9.84%, 01/17/34(a)(b)		250	221,276
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	150	98,916
Generate CLO 3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 6.31%, 10/20/29(a)(b)	USD	500	452,354
Generate CLO 4 Ltd., Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 9.46%, 04/20/32(a)(b)		250	221,306
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 5.46%, 10/15/30(a)(b)		750	684,971
GoldenTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 8.06%, 10/20/34(a)(b)		250	202,395
Golub Capital Partners CLO 55B Ltd., Series 2021-55A, Class E, (3 mo. LIBOR US + 6.56%), 9.27%, 07/20/34(a)(b)		250	222,967
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 3.78%, 12/25/35(a)		3,371	1,524,471
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 8.96%, 04/15/33(a)(b)		250	223,827
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class D, (3 mo. SOFR + 6.85%), 9.18%, 07/15/35(a)(b)		250	223,227
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		400	347,807
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		900	831,103
Series 2020-AA, Class D, 5.75%, 08/21/34		200	180,217
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		237	218,858

Security		Par (000)		Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 32 Ltd., Series 2019-32A, Class ER, (3 mo. LIBOR US + 6.10%), 8.84%, 01/20/32(a)(b)	USD	400		$342,449
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class ER, (3 mo. LIBOR US + 5.75%), 8.46%, 07/20/31(a)(b)		250		215,597
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 5.78%, 04/24/29		300		282,033
Series 2014-7A, Class B1RR, (3 mo. LIBOR US + 2.25%), 4.96%, 07/20/29		500		472,960
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 9.21%, 07/20/32		1,500		1,251,064
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class E, (3 mo. LIBOR US + 6.75%), 9.26%, 01/15/33(a)(b)		500		436,797
OHA Credit Funding 11 Ltd., Series 2022-11A, Class E, (3 mo. SOFR + 7.25%), 8.35%, 07/19/33(a)(b)		250		221,623
Palmer Square Loan Funding Ltd., Series 2022-2A, Class D, (3 mo. SOFR + 6.20%), 7.29%, 10/15/30(a)(b).		250		222,310
Rad CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 10.24%, 01/20/33(a)(b)		250		224,887
Recette CLO Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 3.25%), 5.96%, 04/20/34(a)(b)		1,000		857,146
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 5.36%, 10/20/30(a)(b)		430		380,874
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.29%), 3.37%, 01/25/47(a)(c)		2,766		2,357,638
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 9.67%, 04/30/32(a)(b)		1,250		1,043,432
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(d)		—	(e)	56,000
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3 mo. LIBOR US + 6.25%), 8.76%, 07/15/34(a)(b)		250		213,038
Trestles CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 8.53%, 07/25/31(a)(b)		250		207,776
Trestles CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 5.68%, 04/25/32(a)(b)		1,000		874,297
Trinitas CLO XV Ltd., Series 2021-15A, Class E2, (3 mo. LIBOR US + 7.45%), 10.21%, 04/22/34(a)(b)		250		217,658
Whitebox CLO III Ltd., Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 9.36%, 10/15/34(a)(b)		250		220,739

Total Asset-Backed Securities — 24.8% (Cost: $24,502,935)				21,865,941

		Shares

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		2,000		10,380

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(f)		1,350		43,551

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Shares	Value

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.(g)		7,618	$292,760

Total Common Stocks — 0.4% (Cost: $185,514)			346,691

		Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	73	48,288

Aerospace & Defense — 1.4%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)		250	234,656
TransDigm, Inc. 6.25%, 03/15/26(b)		870	843,900
6.38%, 06/15/26		142	134,157

			1,212,713

Airlines — 0.6%
Air France-KLM, 3.88%, 07/01/26(h)	EUR	100	79,599
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	24	22,620
American Airlines, Inc., 3.93%, 12/15/25(d)		71	67,675
Avianca Midco 2 Ltd., 9.00%, 12/01/28(b)		263	199,291
Deutsche Lufthansa AG, 2.88%, 05/16/27(h)	EUR	100	76,405
Gol Finance SA, 7.00%, 01/31/25(b)	USD	200	92,725

			538,315

Auto Components — 0.6%
Aptiv PLC, 3.10%, 12/01/51		109	61,039
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(b)		130	124,150
Dana, Inc., 5.63%, 06/15/28		144	118,822
IHO Verwaltungs GmbH, (4.5% PIK), 3.75%, 09/15/26(h)(i)	EUR	100	80,609
ZF Finance GmbH(h) 2.00%, 05/06/27		100	75,701
3.75%, 09/21/28		100	76,224

			536,545

Automobiles — 0.9%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(h)	GBP	100	75,646
Ford Motor Co., 6.10%, 08/19/32	USD	76	67,002
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		597	585,239
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(h)	EUR	100	63,463

			791,350

Banks — 1.1%
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%, 12/31/99(a)(h)(j)	USD	200	128,039
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(h)(j)	EUR	200	164,894
Freedom Mortgage Corp., 8.25%, 04/15/25(b)	USD	144	118,978
Grupo Aval Ltd., 4.38%, 02/04/30(b)		200	143,875
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(h)(j)	EUR	250	173,959
NBK Tier 1 Ltd., 3.63%(a)(b)(j)	USD	277	235,848

			965,593

Security		Par (000)	Value

Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36	USD	63	$56,778
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50		107	88,171
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27(h)	GBP	100	72,324
Ball Corp. 5.25%, 07/01/25	USD	17	16,614
4.88%, 03/15/26		13	12,333
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		402	381,900
OI European Group BV, 2.88%, 02/15/25(h)	EUR	100	87,715
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)	USD	200	178,874

			894,709

Biotechnology — 0.2%
Amgen, Inc. 3.00%, 01/15/52		160	100,018
2.77%, 09/01/53		9	5,244
Gilead Sciences, Inc., 2.80%, 10/01/50		164	101,281

			206,543

Building Materials — 0.2%
Cemex SAB de CV, 3.13%, 03/19/26(h)	EUR	100	88,376
Masonite International Corp., Class C, 5.38%, 02/01/28(b)	USD	9	7,961
Standard Industries, Inc.(b) 5.00%, 02/15/27		9	7,964
4.75%, 01/15/28		35	29,571

			133,872

Building Products — 0.3%
Home Depot, Inc. 2.38%, 03/15/51		9	5,266
2.75%, 09/15/51		130	82,659
3.63%, 04/15/52		42	31,738
Lowe’s Cos., Inc. 3.00%, 10/15/50		169	103,487
4.25%, 04/01/52		41	31,394
SRS Distribution, Inc., 4.63%, 07/01/28(b)		11	9,449

			263,993

Capital Markets(h) — 0.3%
Sherwood Financing PLC, 6.00%, 11/15/26	GBP	100	83,602
SURA Asset Management SA, 4.88%, 04/17/24	USD	171	166,169

			249,771

Chemicals — 1.6%
Alpek SAB de CV, 3.25%, 02/25/31(b)		200	147,350
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(h)	EUR	100	89,675
Braskem Idesa SAPI, 6.99%, 02/20/32(b)	USD	200	132,500
Chemours Co., 4.00%, 05/15/26	EUR	100	84,652
NOVA Chemicals Corp., 4.88%, 06/01/24(b)	USD	621	583,504
OCI NV, 3.63%, 10/15/25(h)	EUR	90	85,889
Sasol Financing USA LLC, 6.50%, 09/27/28	USD	287	253,959
Sherwin-Williams Co., 2.90%, 03/15/52		80	48,079

			1,425,608

Commercial Services & Supplies — 0.9%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)		99	88,811
Avis Budget Finance PLC, 4.13%, 11/15/24(h)	EUR	100	93,365
Loxam SAS, 3.75%, 07/15/26(h)		100	82,707

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
United Rentals North America, Inc. 5.50%, 05/15/27	USD	8	$7,731
4.88%, 01/15/28		479	439,166
5.25%, 01/15/30		13	11,765
Verisure Midholding AB, 5.25%, 02/15/29(h)	EUR	100	72,034

			795,579

Construction & Engineering — 0.1%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(h)(j)		100	80,374

Construction Materials — 0.1%
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	98	94,608

Consumer Discretionary — 0.1%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)		200	83,000

Consumer Finance — 0.4%
Encore Capital Group, Inc., 4.88%, 10/15/25(h)	EUR	100	91,146
Moody’s Corp. 2.55%, 08/18/60	USD	2	1,086
3.10%, 11/29/61		7	4,265
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		250	248,328
Visa, Inc., 2.00%, 08/15/50		9	5,151

			349,976

Containers & Packaging — 0.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(b)		201	164,008
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	145,500
Suzano Austria GmbH 3.13%, 01/15/32		150	107,344
7.00%, 03/16/47(b)		200	180,050

			596,902

Diversified Consumer Services — 0.1%
Rekeep SpA, 7.25%, 02/01/26(h)	EUR	100	85,754

Diversified Financial Services — 2.4%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	214	199,555
Bank of America Corp.(a)
(1 day SOFR + 1.56%), 2.97%, 07/21/52		9	5,520
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51		130	98,057
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(h)	GBP	100	87,091
Goldman Sachs Group, Inc.
4.80%, 07/08/44	USD	85	70,402
(1 day SOFR + 1.47%), 2.91%, 07/21/42(a)		9	5,786
Intercontinental Exchange, Inc., 3.00%, 09/15/60		9	5,380
JPMorgan Chase & Co.(a)
(1 day SOFR + 1.51%), 2.53%, 11/19/41		9	5,618
(1 day SOFR + 1.58%), 3.33%, 04/22/52		100	65,923
Lloyds Banking Group PLC, (5 year USD Swap + 4.76%), 7.50%(a)(g)(j)		200	185,646
Morgan Stanley, (1 day SOFR + 1.43%), 2.80%, 01/25/52(a)		9	5,433
Oceana Australian Fixed Income Trust, 10.00%, 08/31/23(d)	AUD	966	620,250
Oceana Australian Fixed Income Trust, A Note Upsize, 8.00%, 03/28/24(a)(d)		480	301,659

Security		Par (000)	Value

Diversified Financial Services (continued)
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)	USD	400	$234,575
Sun Country Airlines Holdings, Inc., 7.00%, 12/15/23(d)		202	196,904

			2,087,799

Diversified Telecommunication Services — 1.1%
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		17	14,069
4.25%, 07/01/28		431	336,184
3.63%, 01/15/29		381	282,088
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		200	57,375
SoftBank Group Corp.(h)
4.75%, 07/30/25	EUR	100	88,791
5.00%, 04/15/28		100	77,179
Verizon Communications, Inc.
2.88%, 11/20/50	USD	80	48,921
3.55%, 03/22/51		84	59,066
2.99%, 10/30/56		9	5,350

			969,023

Electric Utilities(b) — 1.1%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29		253	181,211
Talen Energy Supply LLC(f)(k)
7.25%, 05/15/27		501	512,273
6.63%, 01/15/28		274	277,425

			970,909

Energy Equipment & Services — 0.7%
Petroleos Mexicanos
8.75%, 06/02/29(b)		176	149,264
6.70%, 02/16/32		245	171,108
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)		329	318,645
Vallourec SA, 8.50%, 06/30/26(h)	EUR	17	15,534

			654,551

Environmental, Maintenance & Security Service — 0.1%
Clean Harbors, Inc., 4.88%, 07/15/27(b)	USD	9	8,204
Covanta Holding Corp., 4.88%, 12/01/29(b)(c)		9	7,274
Republic Services, Inc., 3.05%, 03/01/50		135	91,086

			106,564

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.10%, 06/15/50		89	55,418
Crown Castle, Inc., 2.90%, 04/01/41		85	55,186
Equinix, Inc.
3.00%, 07/15/50		4	2,451
2.95%, 09/15/51		85	50,913
Mid-America Apartments LP, 2.88%, 09/15/51		12	7,496
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		9	8,241
4.63%, 08/01/29		16	12,873
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 4.88%, 05/15/29(b)		37	29,970
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		12	10,440
Service Properties Trust
4.50%, 06/15/23		386	376,832
4.35%, 10/01/24		10	8,853
7.50%, 09/15/25		33	30,855

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
XHR LP(b)
6.38%, 08/15/25	USD	68	$65,261
4.88%, 06/01/29		11	9,070

			723,859

Food & Staples Retailing — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
4.63%, 01/15/27		147	131,392
5.88%, 02/15/28		13	11,993
4.88%, 02/15/30		17	14,382
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(h)	GBP	100	84,022
General Mills, Inc., 3.00%, 02/01/51	USD	125	81,094
Market Bidco Finco PLC, 5.50%, 11/04/27(h)	GBP	100	86,354
Picard Groupe SAS, 3.88%, 07/01/26(h)	EUR	100	81,834
Walmart, Inc., 2.65%, 09/22/51	USD	9	6,038

			497,109

Food Products — 0.1%
Aramark Services, Inc., 5.00%, 02/01/28(b)		20	17,814
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		9	8,489
Louis Dreyfus Co. Finance BV, 1.63%, 04/28/28(h)	EUR	100	79,352

			105,655

Health Care Equipment & Supplies — 0.0%
Becton Dickinson & Co., 3.79%, 05/20/50	USD	38	28,422
Danaher Corp., 2.80%, 12/10/51		9	5,790

			34,212

Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		20	18,251
Elevance Health, Inc., 3.13%, 05/15/50		80	52,916
HCA, Inc.
5.38%, 09/01/26		17	16,470
3.50%, 09/01/30		308	254,322
3.50%, 07/15/51		9	5,572
Medline Borrower LP, 3.88%, 04/01/29(b)		419	335,908
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25(h)	EUR	100	91,635
Select Medical Corp., 6.25%, 08/15/26(b)	USD	360	338,731
Tenet Healthcare Corp.(b)
4.63%, 09/01/24		384	371,650
4.88%, 01/01/26		654	607,742
6.25%, 02/01/27		26	24,262
5.13%, 11/01/27		26	23,329
4.63%, 06/15/28		23	20,101
4.25%, 06/01/29		507	419,923
4.38%, 01/15/30		44	36,727
UnitedHealth Group, Inc., 2.90%, 05/15/50		9	5,911
Universal Health Services, Inc., 2.65%, 10/15/30(b)		63	46,610

			2,670,060

Health Care Technology — 0.2%
CAB SELAS, 3.38%, 02/01/28(h)	EUR	200	149,320
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)	USD	9	7,838
Roche Holdings, Inc., 2.61%, 12/13/51(b)		9	5,868

			163,026

Hotels, Restaurants & Leisure — 4.9%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(b)		13	11,313
Affinity Gaming, 6.88%, 12/15/27(b)		150	122,280
Boyd Gaming Corp., 4.75%, 12/01/27		331	292,938

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25	USD	228	$219,735
8.13%, 07/01/27		146	139,442
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		68	65,613
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		3	2,620
Cedar Fair LP, 5.25%, 07/15/29		9	7,723
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)		102	98,117
5.38%, 04/15/27		9	8,360
Churchill Downs, Inc.(b) 5.50%, 04/01/27		10	9,253
4.75%, 01/15/28		9	7,786
CPUK Finance Ltd., 6.50%, 08/28/26(h)	GBP	100	101,262
Full House Resorts, Inc., 8.25%, 02/15/28(b)	USD	13	11,702
Golden Entertainment, Inc., 7.63%, 04/15/26(b)		34	33,529
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		17	14,790
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)		147	118,644
International Game Technology PLC, 6.50%, 02/15/25(b)		582	580,545
IRB Holding Corp., 7.00%, 06/15/25(b)		72	71,544
Marriott International, Inc.
Series FF, 4.63%, 06/15/30		50	45,184
Series GG, 3.50%, 10/15/32		232	186,579
Marriott Ownership Resorts, Inc.(b) 6.13%, 09/15/25		133	130,046
4.50%, 06/15/29		151	119,336
MGM Resorts International 5.75%, 06/15/25		12	11,468
4.63%, 09/01/26(g)		152	134,432
5.50%, 04/15/27		157	141,066
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		102	84,025
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		344	370,230
Scientific Games International, Inc., 7.00%, 05/15/28(b)		194	182,913
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)		310	316,200
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(h)	GBP	100	97,419
Travel & Leisure Co., 6.63%, 07/31/26(b)	USD	90	84,307
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b) 5.50%, 03/01/25		190	177,887
5.25%, 05/15/27		19	16,724
Wynn Macau Ltd., 5.50%, 01/15/26(h)		200	150,380
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)		213	172,147

			4,337,539

Household Durables — 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b) 6.63%, 01/15/28		216	181,018
4.63%, 08/01/29		30	21,782
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
6.25%, 09/15/27		234	196,427
5.00%, 06/15/29		10	7,403
Century Communities, Inc., 6.75%, 06/01/27		44	41,114
Forestar Group, Inc.(b) 3.85%, 05/15/26		244	200,693
5.00%, 03/01/28		319	255,911
Lennar Corp., 4.75%, 11/29/27		16	14,773

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
M/I Homes, Inc., 4.95%, 02/01/28	USD	225	$187,363
Mattamy Group Corp., 5.25%, 12/15/27(b)		9	7,460
Newell Brands, Inc., 4.45%, 04/01/26		35	32,200
Taylor Morrison Communities, Inc.(b)
5.88%, 06/15/27		270	251,437
5.75%, 01/15/28		914	802,181
Tri Pointe Homes, Inc.
5.25%, 06/01/27		705	609,613
5.70%, 06/15/28		18	15,312
William Lyon Homes, Inc., 6.63%, 07/15/27(b)		527	495,380

			3,320,067

Independent Power and Renewable Electricity Producers — 1.8%
Calpine Corp.(b)
4.50%, 02/15/28		652	574,406
5.13%, 03/15/28		578	496,425
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27(b)		194	156,977
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(h)		200	166,250
NRG Energy, Inc.
5.75%, 01/15/28		14	12,920
5.25%, 06/15/29(b)		13	11,375
SCC Power PLC(b)(i)
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		268	19,607
(8.00% Cash or 4.00% Cash + 4.00% PIK), 8.00%, 12/31/28		495	184,350

			1,622,310

Insurance — 0.1%
American International Group, Inc., 4.38%, 06/30/50		100	80,022

Interactive Media & Services — 0.2%
Alphabet, Inc., 2.25%, 08/15/60		9	5,060
United Group BV(h)
4.88%, 07/01/24	EUR	100	91,023
(3 mo. EURIBOR + 4.88%), 5.14%, 02/01/29(a)		100	80,609

			176,692

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.10%, 05/12/51	USD	115	80,509
2.70%, 06/03/60		9	5,309

			85,818

Internet Software & Services — 0.1%
NortonLifeLock, Inc., 6.75%, 09/30/27(b)		48	46,057

IT Services — 0.3%
Centurion Bidco SpA, 5.88%, 09/30/26(h)	EUR	100	85,774
International Business Machines Corp., 2.95%, 05/15/50	USD	109	68,698
La Financiere Atalian SASU, 6.63%, 05/15/25(h)	GBP	100	106,296

			260,768

Machinery — 0.4%
TK Elevator Midco GmbH(h)
4.38%, 07/15/27	EUR	100	82,079
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		100	91,044
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	200	170,042

			343,165

Media — 1.8%
Altice Financing SA(h)
2.25%, 01/15/25	EUR	100	86,068
4.25%, 08/15/29		100	75,717

Security		Par (000)	Value

Media (continued)
AMC Networks, Inc., 5.00%, 04/01/24	USD	7	$6,679
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 04/01/61		9	5,254
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/27(b)		306	258,490
Comcast Corp.
2.89%, 11/01/51		105	65,754
2.45%, 08/15/52		9	5,103
iHeartCommunications, Inc.
6.38%, 05/01/26		14	12,905
5.25%, 08/15/27(b)		13	11,105
4.75%, 01/15/28(b)		9	7,502
Lamar Media Corp., 3.75%, 02/15/28		10	8,735
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	158,000
Lorca Telecom Bondco SA, 4.00%, 09/18/27(h)	EUR	100	85,121
Nexstar Media, Inc., 5.63%, 07/15/27(b)	USD	300	275,792
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27		11	9,609
4.63%, 03/15/30		9	7,012
Sable International Finance Ltd., 5.75%, 09/07/27(h)		226	197,468
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(h)(j)	EUR	100	93,967
Sirius XM Radio, Inc.(b) 5.00%, 08/01/27	USD	54	49,545
5.50%, 07/01/29		48	43,175
TEGNA, Inc. 4.63%, 03/15/28		150	138,488
5.00%, 09/15/29		19	17,490
Walt Disney Co., 2.75%, 09/01/49		9	5,710

			1,624,689

Metals & Mining — 0.2%
Commercial Metals Co., 3.88%, 02/15/31		156	122,339
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(b)		10	8,800
Freeport-McMoRan, Inc. 5.00%, 09/01/27		10	9,679
5.25%, 09/01/29		10	9,293
thyssenkrupp AG, 1.88%, 03/06/23(h)	EUR	43	41,308

			191,419

Oil, Gas & Consumable Fuels — 5.1%
Buckeye Partners LP 4.13%, 03/01/25(b)	USD	87	79,627
3.95%, 12/01/26		10	8,722
California Resources Corp., 7.13%, 02/01/26(b)		142	133,480
Cheniere Energy Partners LP 4.50%, 10/01/29		165	145,264
3.25%, 01/31/32		16	12,286
Cheniere Energy, Inc., 4.63%, 10/15/28		50	45,867
Chesapeake Energy Corp.(b) 5.50%, 02/01/26		51	48,833
5.88%, 02/01/29		19	17,620
Citgo Holding, Inc., 9.25%, 08/01/24(b)		38	37,706
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		42	40,210
Ecopetrol SA 4.13%, 01/16/25		181	164,857
4.63%, 11/02/31		40	27,850
EG Global Finance PLC, 4.38%, 02/07/25(h)	EUR	200	168,569

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EIG Pearl Holdings SARL, 3.55%, 08/31/36(b)	USD	200	$159,000
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)		17	16,169
Geopark Ltd., 5.50%, 01/17/27(b)		200	156,725
HTA Group Ltd., 7.00%, 12/18/25(b)		200	174,162
IHS Holding Ltd., 6.25%, 11/29/28(b)		200	153,975
Kinetik Holdings LP, 5.88%, 06/15/30(b)		20	18,313
Leviathan Bond Ltd., 5.75%, 06/30/23(b)		108	106,570
Matador Resources Co., 5.88%, 09/15/26		18	17,364
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(b)		200	148,000
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		346	349,697
Oil & Gas Holding Co. BSCC, 7.63%, 11/07/24(h)		200	198,040
OQ SAOC, 5.13%, 05/06/28(b)		200	178,850
PDC Energy, Inc., 5.75%, 05/15/26		10	9,251
Permian Resources Operating LLC(b)
5.38%, 01/15/26		834	761,025
6.88%, 04/01/27		51	49,340
Petroleos Mexicanos
6.50%, 03/13/27		279	233,635
5.95%, 01/28/31		205	137,985
6.38%, 01/23/45		185	101,842
6.75%, 09/21/47		41	22,755
Puma International Financing SA, 5.13%, 10/06/24(b)		200	189,000
SM Energy Co., 6.75%, 09/15/26		139	133,787
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		21	20,025
4.50%, 05/15/29		32	26,546
4.50%, 04/30/30		172	140,610
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27		13	12,848
5.00%, 01/15/28		13	12,025
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		53	49,577

			4,508,007

Personal Products — 0.2%
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/52(b)		250	185,018

Pharmaceuticals — 0.8%
AbbVie, Inc., 4.88%, 11/14/48		120	105,512
AstraZeneca PLC
2.13%, 08/06/50		9	5,182
3.00%, 05/28/51		125	86,644
Bausch Health Cos., Inc., 5.50%, 11/01/25(b)		30	23,832
Bristol-Myers Squibb Co., 2.55%, 11/13/50		9	5,545
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(h)	EUR	100	80,338
CVS Health Corp., 5.05%, 03/25/48	USD	85	74,856
Elanco Animal Health, Inc., 6.40%, 08/28/28		13	11,476
Eli Lilly & Co., 2.25%, 05/15/50		184	113,822
Johnson & Johnson, 2.25%, 09/01/50		9	5,549
Merck & Co., Inc.
2.45%, 06/24/50		9	5,538
2.75%, 12/10/51		38	24,749
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(h)	EUR	100	88,695
Rossini SARL, 6.75%, 10/30/25(h)		100	94,819

			726,557

Security		Par (000)		Value

Producer Durables: Miscellaneous — 0.1%
Salesforce, Inc., 2.90%, 07/15/51	USD	139		$91,815

Real Estate — 0.0%
VICI Properties LP/VICI Note Co., Inc., 5.75%, 02/01/27(b)		13		12,250

Real Estate Management & Development — 2.0%
Adler Group SA, 3.25%, 08/05/25(h)	EUR	100		53,903
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)	USD	270		240,772
China Aoyuan Group Ltd., 7.95%, 02/19/23(f)(h)(k)		200		12,725
China Evergrande Group, 10.50%, 04/11/24(f)(h)(k)		200		12,787
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25(h)		200		43,000
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(h)	EUR	100		70,926
Fantasia Holdings Group Co. Ltd., 11.75%, 10/17/22(f)(h)(k)	USD	200		17,000
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)		467		371,456
Howard Hughes Corp., 5.38%, 08/01/28(b)		451		374,330
JGC Ventures Pte. Ltd.(i)
(3.00% PIK), 3.00%, 06/30/25(f)(h)(k)		239		106,643
(3.00% PIK), 3.00%, 06/30/25		4		1,561
(3.00% PIK), 3.00%, 06/30/25		—	(e)	115
Kaisa Group Holdings Ltd., 11.95%, 10/22/22(f)(h)(k)		200		20,912
MAF Sukuk Ltd., 4.64%, 05/14/29(h)		267		254,952
Modern Land China Co. Ltd., 11.50%, 11/13/22(f)(h)(k)		200		31,000
Redsun Properties Group Ltd., 10.50%, 10/03/22(f)(h)(k)		200		14,000
RKPF Overseas Ltd., Series 2019-A, 6.00%, 09/04/25(h)		200		81,000
Yango Justice International Ltd., 8.25%, 11/25/23(f)(h)(k)		200		10,000
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26(f)(h)(k)		200		12,500

				1,729,582

Road & Rail — 0.3%
CMA CGM SA, 7.50%, 01/15/26(h)	EUR	100		99,549
CSX Corp., 2.50%, 05/15/51	USD	9		5,387
Getlink SE, 3.50%, 10/30/25(h)	EUR	100		89,184
Norfolk Southern Corp., 2.90%, 08/25/51	USD	135		85,501

				279,621

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc., 2.95%, 10/01/51		42		27,965
Broadcom, Inc., 3.75%, 02/15/51(b)		165		108,205
Intel Corp., 3.10%, 02/15/60		2		1,207
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.25%, 11/30/51		9		5,378

				142,755

Software — 0.7%
Boxer Parent Co., Inc., 6.50%, 10/02/25(h)	EUR	100		91,635
Microsoft Corp.
2.92%, 03/17/52	USD	120		84,636
2.68%, 06/01/60		9		5,659
Oracle Corp.
3.60%, 04/01/50		294		183,956
3.95%, 03/25/51		23		15,254
Picard Midco, Inc., 6.50%, 03/31/29(b)		95		80,246
Playtika Holding Corp., 4.25%, 03/15/29(b)		182		145,553

				606,939

Specialty Retail — 0.1%
Goldstory SASU, 5.38%, 03/01/26(h)	EUR	100		83,304

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.40%, 08/20/50	USD	9	$5,586
2.65%, 02/08/51		80	52,523
Dell International LLC/EMC Corp.
8.35%, 07/15/46		21	22,651
3.45%, 12/15/51(b)		9	5,116

			85,876

Textiles, Apparel & Luxury Goods — 0.0%
Under Armour, Inc., 3.25%, 06/15/26		10	8,650

Thrifts & Mortgage Finance — 0.6%
doValue SpA, 3.38%, 07/31/26(h)	EUR	102	81,366
Jerrold Finco PLC, 4.88%, 01/15/26(h)	GBP	100	86,533
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27(b)	USD	11	9,391
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(b)
3.63%, 03/01/29		228	175,480
3.88%, 03/01/31		56	40,592
United Wholesale Mortgage LLC, 5.75%, 06/15/27(b)		153	121,238

			514,600

Transportation Infrastructure — 0.4%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		200	142,475
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	184,600
FedEx Corp., 4.05%, 02/15/48		80	58,624

			385,699

Utilities — 1.1%
Genneia SA, 8.75%, 09/02/27(b)		93	86,132
Inkia Energy Ltd., 5.88%, 11/09/27(b)		200	184,000
Orano SA, 2.75%, 03/08/28(h)	EUR	100	84,724
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(h)(j)		300	224,498
Vistra Operations Co. LLC(b)
5.50%, 09/01/26	USD	17	15,767
5.63%, 02/15/27		23	21,534
5.00%, 07/31/27		343	309,815

			926,470

Wireless Telecommunication Services — 1.9%
Altice France SA(h)
2.13%, 02/15/25	EUR	100	85,622
5.88%, 02/01/27		100	84,544
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31	USD	164	134,056
Kenbourne Invest SA, 6.88%, 11/26/24(b)		234	217,225
Millicom International Cellular SA, 5.13%, 01/15/28(h)		242	200,459
T-Mobile USA, Inc., 3.30%, 02/15/51		165	107,497
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		450	442,238
3.50%, 02/15/25		13	12,017
4.63%, 06/15/25		59	55,521
4.50%, 09/01/26		9	8,219
4.25%, 12/01/26		22	19,857
3.75%, 02/15/27		13	11,386
4.63%, 12/01/29		200	173,508

Security		Par (000)		Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(b) (continued)
4.13%, 08/15/30	USD	17		$14,199
Vmed O2 U.K. Financing I PLC(h)
3.25%, 01/31/31	EUR	100		73,808
4.50%, 07/15/31	GBP	100		78,996

				1,719,152

Total Corporate Bonds — 48.1% (Cost: $52,935,006)				42,431,101

Floating Rate Loan Interests(a)

Air Freight & Logistics — 0.0%
Kestrel Bidco, Inc., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.99%, 12/11/26	USD	—	(e)	169

Building Materials — 0.6%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 6.07%, 04/12/28		611		501,098

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 6.81%, 03/16/27		106		98,560

Commercial Services & Supplies — 0.5%
Interface Security Systems LLC, Term Loan, (3 mo. LIBOR + 7.00%, 7.00% PIK), 7.88%, 08/07/23(d)		463		447,785

Diversified Financial Services — 4.5%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 6.73%, 02/17/23(d)		42		714
LBM Acquisition LLC, Term Loan B, (6 mo. LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27		47		40,833
Luxembourg Life Fund, 2021 Term Loan, (3 mo. LIBOR + 9.25%), 12.92%, 04/01/23(d)		2,672		2,658,774
Oceana Australian Fixed Income Trust, A Note Upsize, 8.00%, 01/21/24(d)	AUD	1,740		1,093,514
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 6.78%, 10/19/27	USD	200		186,246

				3,980,081

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 5.62%, 03/06/25		102		98,029

Hotels, Restaurants & Leisure — 0.6%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 6.87%, 02/02/26		169		148,077
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 10.62%, 05/01/28		108		106,996
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29		248		229,425

				484,498

7

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media — 0.5%
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.62%, 12/11/26	USD	350	$324,708
Diamond Sports Group LLC, Term Loan, (PRIME + 3.35%), 5.95%, 08/24/26		599	115,707

			440,415

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 6.06%, 01/31/28		30	27,095

Total Floating Rate Loan Interests — 6.9% (Cost: $6,989,059)			6,077,730

Foreign Agency Obligations

Bahrain — 0.2%
Bahrain Government International Bond, 6.75%, 09/20/29(h)		200	185,225

Chile — 0.2%
Chile Government International Bond, 4.34%, 03/07/42		200	158,700

Colombia — 0.4%
Colombia Government International Bond
3.13%, 04/15/31		340	235,939
4.13%, 05/15/51		200	106,725

			342,664

Dominican Republic — 0.4%
Dominican Republic International Bond 5.50%, 02/22/29(b)		175	149,877
4.88%, 09/23/32(b)		155	115,649
6.40%, 06/05/49(h)		150	107,278

			372,804

Egypt — 0.2%
Egypt Government International Bond, 8.50%, 01/31/47(h)		284	157,265

Guatemala — 0.6%
Guatemala Government Bond
4.50%, 05/03/26(h)		200	188,412
5.25%, 08/10/29(b)		200	179,600
5.38%, 04/24/32(b)		200	174,413

			542,425

Hungary — 0.4%
Hungary Government International Bond
5.38%, 03/25/24		142	139,408
5.25%, 06/16/29(b)		200	180,350

			319,758

Indonesia — 0.5%
Indonesia Government International Bond
3.50%, 01/11/28		265	241,779
4.75%, 02/11/29		200	192,272

			434,051

Security		Par (000)	Value

Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.38%, 03/03/28(h)	USD	200	$177,350

Mexico — 0.3%
Mexico Government International Bond
4.88%, 05/19/33		200	175,800
4.35%, 01/15/47		200	140,913

			316,713

Morocco — 0.4%
Morocco Government International Bond(b)
2.38%, 12/15/27		202	165,299
3.00%, 12/15/32		261	181,933

			347,232

Nigeria — 0.3%
Nigeria Government International Bond
8.38%, 03/24/29(b)		200	142,000
7.88%, 02/16/32(h)		200	127,000

			269,000

Oman — 0.3%
Oman Government International Bond, 6.50%, 03/08/47(h)		306	237,533

Panama — 0.4%
Panama Government International Bond
3.88%, 03/17/28		200	181,225
4.50%, 04/16/50		200	138,287

			319,512

Paraguay — 0.2%
Paraguay Government International Bond, 5.40%, 03/30/50(b)		300	220,369

Peru — 0.3%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(h)		200	192,413
Peruvian Government International Bond, 3.30%, 03/11/41		170	116,875

			309,288

Romania — 0.5%
Romanian Government International Bond
5.25%, 11/25/27(b)		174	157,470
2.88%, 03/11/29(h)	EUR	177	132,519
2.50%, 02/08/30(h)		187	130,843

			420,832

Saudi Arabia — 0.2%
Saudi Government International Bond, 3.75%, 01/21/55(h)	USD	200	148,000

South Africa — 0.4%
Republic of South Africa Government International Bond
4.85%, 09/30/29		200	164,475
5.88%, 04/20/32		200	165,000

			329,475

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ukraine — 0.1%
Ukraine Government International Bond(f)(k)
8.99%, 02/01/26(h)	USD	200	$41,500
7.75%, 09/01/27(h)		110	22,000
7.25%, 03/15/35(b)		400	73,000

			136,500

Total Foreign Agency Obligations — 6.5% (Cost: $7,652,419)			5,744,696

Municipal Bonds

Puerto Rico(a) — 0.1%
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43		21	10,346
0.00%, 11/01/51		226	82,959
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51		95	30,943

			124,248

Total Municipal Bonds — 0.1% (Cost: $143,784)			124,248

Non-Agency Mortgage-Backed Securities

Banks — 4.0%
Western Alliance Bank, 5.65%, 12/30/24(a)		3,510	3,507,331

Collateralized Mortgage Obligations(b) — 5.3%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)		1,047	988,068
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, (30 day SOFR + 6.00%), 8.28%, 10/25/41(a)		137	117,712
Credit Suisse Mortgage Capital Certificates Trust
Series 2021-JR1, Class A2, 3.50%, 09/27/66(a)		507	456,010
Series 2021-JR1, Class B2, 32.56%, 09/27/66		876	757,371
Series 2021-JR1, Class PT2, 8.94%, 07/26/60(a)(d)		744	243,786
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36		1,902	1,140,415
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, (1 mo. LIBOR), 10.19%, 02/25/38(a)		3,476	967,371

			4,670,733

Commercial Mortgage-Backed Securities — 9.8%
Ashford Hospitality Trust, Series 2018-ASHF, Class E, (1 mo. LIBOR US + 3.10%), 5.92%, 04/15/35(a)(b)		125	114,338
BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 5.47%, 10/15/36(a)(b)		1,445	1,379,873
BX Trust(a)(b)
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 6.72%, 01/15/34		100	90,754
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 6.42%, 06/15/36		130	119,535
Citigroup Commercial Mortgage Trust(a)(b)
Series 2019-PRM, Class E, 4.89%, 05/10/36		500	494,554
Series 2019-PRM, Class F, 4.89%, 05/10/36		750	739,402
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 6.31%, 11/15/37(a)(b)		127	119,827
Commercial Mortgage Trust, Series 2013-GAM, Class E, 3.53%, 02/10/28(a)(b)		250	229,953
Credit Suisse Mortgage Capital Certificates Trust(a)(b) Class E, (1 mo. LIBOR US + 3.50%), 6.32%, 11/15/38.		250	238,363

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates Trust(a)(b) (continued)
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 8.98%, 10/15/37	USD	300	$280,139
Series 2020-NET, Class E, 3.83%, 08/15/37		750	653,304
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)		275	241,521
ELP Commercial Mortgage Trust, Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 6.43%, 11/15/38(a)(b)		125	114,878
GS Mortgage Securities Corp. Trust, Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 6.25%, 11/15/36(a)(b)		120	109,522
HONO Mortgage Trust, Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 7.22%, 10/15/36(a)(b)		125	116,542
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)		498	352,872
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class F, (1 mo. SOFR + 3.54%), 6.38%, 04/15/37(a)(b)		100	91,490
MED Trust, Series 2021, Class G, (1 mo. LIBOR US + 5.25%), 8.07%, 11/15/38(a)(b)(d)		120	112,800
MF1 Trust, Series 2021-W10, Class G, (1 mo. SOFR + 4.22%), 7.07%, 12/15/34(a)(b)		120	114,940
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		625	445,898
Morgan Stanley Capital I Trust(b)
Series 2014-150E, Class F, 4.44%, 09/09/32(a)		700	588,273
Series 2017-H1, Class D, 2.55%, 06/15/50		378	282,225
Series 2018-MP, Class E, 4.42%, 07/11/40(a)		372	270,625
Series 2019-H7, Class D, 3.00%, 07/15/52		750	539,438
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 5.06%, 12/15/36(a)		400	374,007
MTN Commercial Mortgage Trust, Class F, (1 mo. SOFR + 5.29%), 8.13%, 03/15/39(a)(b)		100	94,491
SREIT Trust, Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 6.73%, 11/15/36(a)(b)		100	92,113
TPGI Trust, Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 6.67%, 06/15/26(a)(b)		130	120,426
Wells Fargo Commercial Mortgage Trust, Series 2020- SDAL, Class E, (1 mo. LIBOR US + 2.74%), 5.56%, 02/15/37(a)(b)		150	139,752

			8,661,855

Total Non-Agency Mortgage-Backed Securities — 19.1% (Cost: $18,522,133)			16,839,919

Preferred Securities

Capital Trusts — 5.2%(a)

Automobiles(h)(j) — 0.3%
Volkswagen International Finance NV
4.38%	EUR	100	76,442
3.88%		200	158,119

			234,561

Banks(j) — 1.4%
ABN AMRO Bank NV, 4.75%(h)		200	151,353
AIB Group PLC, 6.25%(h)		200	176,907
Banco Mercantil del Norte SA(b)
5.88%	USD	200	162,788

9

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Banco Mercantil del Norte SA(b) (continued)
6.75%	USD	300	$278,306
CaixaBank SA, 6.38%(h)	EUR	200	185,719
ING Groep NV, Series NC10, 4.25%	USD	200	121,300
Svenska Handelsbanken AB, 4.38%(h)		200	162,500

			1,238,873

Chemicals — 0.3%
Solvay SA, 2.50%(h)(j)	EUR	300	246,032

Diversified Financial Services(j) — 1.3%
Banco Santander SA, 3.63%(h)		200	120,791
Barclays PLC
8.00%	USD	200	185,530
6.13%		200	168,520
Credit Agricole SA, 4.00%(h)	EUR	200	156,808
Credit Suisse Group AG, 6.25%(b)	USD	200	171,332
NatWest Group PLC, 4.60%		200	125,000
UBS Group AG(b)
4.88%		220	171,325
7.00%		50	47,310

			1,146,616

Diversified Telecommunication Services — 0.7%
British Telecommunications PLC, 4.25%, 11/23/81(b)		200	168,724
Telefonica Europe BV(h)(j)
4.38%	EUR	100	92,416
2.38%		500	346,570

			607,710

Electric Utilities — 0.1%
Iberdrola International BV, 1.83%(h)(j)		100	69,966

Insurance(h)(j) — 0.3%
Allianz SE, 3.20%	USD	200	129,070
BUPA Finance PLC, 4.00%	GBP	200	132,188

			261,258

Media — 0.1%
SES SA, 2.88%(h)(j)	EUR	100	72,786

Oil, Gas & Consumable Fuels — 0.1%
Eni SpA, Series NC-9, 2.75%(h)(j)		200	137,311

Pharmaceuticals — 0.2%
Bayer AG, 3.13%, 11/12/79(h)		300	234,492

Real Estate Management & Development — 0.2%
NWD Finance BVI Ltd., 4.13%(h)(j)	USD	200	151,000

Utilities — 0.1%
Electricite de France SA, 3.38%(h)(j)	EUR	200	132,919

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 4.20%, 10/03/78(h)		100	84,799

			4,618,323

Total Preferred Securities — 5.2% (Cost: $6,467,727)			4,618,323

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a)(b) — 1.1%
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27	USD	130	$115,274
Series 2019-K99, Class C, 3.76%, 10/25/52		1,000	867,711

			982,985

Total U.S. Government Sponsored Agency Securities — 1.1% (Cost: $1,124,766)			982,985

Total Long-Term Investments — 112.2% (Cost: $118,523,343)			99,031,634

		Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(l)(m)		3,365,035	3,365,035

Total Short-Term Securities — 3.8% (Cost: $3,365,035)			3,365,035

Options Purchased — 0.0% (Cost: $6,049)			8,670

Total Investments Before Options Written — 116.0% (Cost: $121,894,427)			102,405,339

Options Written — (0.0)% (Premiums Received: $(1,970))			(2,905)

Total Investments, Net of Options Written — 116.0% (Cost: $121,892,457)			102,402,434

Liabilities in Excess of Other Assets — (16.0)%			(14,146,155)

Net Assets — 100.0%			$ 88,256,279

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than 1,000.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Affiliate of the Trust.
(m)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,817,225	$—	$(1,452,190	)(a)	$—	$—	$3,365,035	3,365,035	$42,199	$—
iShares iBoxx $High Yield Corporate Bond ETF(b)	2,806,508	—	(2,514,562)		(98,058)	(193,888)	—	—	40,365	—
iShares iBoxx $Investment Grade Corporate Bonds ETF(b)	—	4,365,308	(4,464,705)		99,397	—	—	—	—	—

					$1,339	$(193,888)	$3,365,035		$82,564	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets LLC	3.40	%(b)	08/17/22	Open	$79,013	$79,274	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	08/23/22	Open	29,403	29,484	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.10	(b)	09/14/22	Open	138,284	138,429	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.20	(b)	09/14/22	Open	112,569	112,691	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.25	(b)	09/14/22	Open	139,000	139,154	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	(b)	09/14/22	Open	129,250	129,394	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.25	(b)	09/14/22	Open	179,750	179,950	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.25	(b)	09/14/22	Open	205,920	206,149	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	234,225	234,490	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	102,400	102,516	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	104,438	104,556	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	63,750	63,822	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	47,900	47,954	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	106,219	106,339	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	88,543	88,643	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	60,000	60,068	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/14/22	Open	59,220	59,287	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	12,325	12,340	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	384,710	385,180	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	8,925	8,936	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	11,730	11,744	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	8,580	8,590	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	7,338	7,346	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	10,020	10,032	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	279,775	280,117	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	173,500	173,712	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	503,626	504,242	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	284,700	285,048	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	11,740	11,754	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	225,294	225,569	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	677,502	678,331	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	67,620	67,703	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	10,460	10,473	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	8,223	8,233	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/14/22	Open	30,201	30,238	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.27	(b)	09/14/22	Open	117,087	117,219	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	3.27	(b)	09/14/22	Open	58,125	58,190	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.27	(b)	09/14/22	Open	54,081	54,142	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.27	(b)	09/14/22	Open	106,800	106,920	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.27	(b)	09/14/22	Open	57,269	57,333	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.27	(b)	09/14/22	Open	55,100	55,162	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.27	(b)	09/14/22	Open	111,787	111,913	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.27	(b)	09/14/22	Open	50,700	50,757	Corporate Bonds	Open/Demand

11

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	3.28	%(b)	09/14/22	Open	$153,137	$153,309	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.28	(b)	09/14/22	Open	73,950	74,033	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.30	(b)	09/14/22	Open	144,000	144,163	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	3.30	(b)	09/14/22	Open	185,600	185,810	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48	(b)	09/14/22	Open	163,350	163,548	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.48	(b)	09/14/22	Open	157,500	157,691	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.48	(b)	09/14/22	Open	145,500	145,677	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.48	(b)	09/14/22	Open	76,628	76,720	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/14/22	Open	53,800	53,860	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/14/22	Open	52,700	52,759	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/14/22	Open	104,812	104,929	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/14/22	Open	103,400	103,515	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/14/22	Open	51,500	51,557	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/14/22	Open	83,750	83,843	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.25	(b)	09/14/22	Open	77,563	77,649	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.37	(b)	09/14/22	Open	71,100	71,183	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.37	(b)	09/14/22	Open	179,437	179,646	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.37	(b)	09/14/22	Open	114,937	115,071	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	327,484	327,869	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	292,655	293,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	213,290	213,541	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	199,339	199,574	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	224,527	224,792	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	323,029	323,409	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	504,956	505,551	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	231,750	232,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	319,087	319,463	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/14/22	Open	134,750	134,909	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.25	(b)	09/23/22	Open	178,837	178,918	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.46	(b)	09/23/22	Open	121,932	121,991	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.47	(b)	09/23/22	Open	203,991	204,089	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.47	(b)	09/23/22	Open	374,546	374,727	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.47	(b)	09/23/22	Open	135,250	135,315	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	3.35	(b)	09/23/22	Open	198,900	198,993	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	3.45	(b)	09/23/22	Open	86,670	86,712	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.28	(b)	09/23/22	Open	342,540	342,696	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.30	(b)	09/23/22	Open	155,500	155,571	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/23/22	Open	110,718	110,771	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.20	(b)	09/27/22	Open	133,835	133,871	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.30	(b)	09/27/22	Open	187,125	187,176	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.45	(b)	09/27/22	Open	167,750	167,798	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.45	(b)	09/27/22	Open	57,750	57,767	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	189,281	189,336	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	20,573	20,579	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	137,250	137,290	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	11,340	11,343	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	158,110	158,156	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	292,050	292,135	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	29,623	29,631	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	147,250	147,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	130,000	130,038	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	496,256	496,401	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	37,560	37,571	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	21,093	21,099	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	12,750	12,754	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/27/22	Open	117,465	117,499	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.27	(b)	09/27/22	Open	63,656	63,674	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.49	(b)	09/27/22	Open	184,750	184,804	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	3.37	(b)	09/27/22	Open	113,305	113,337	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/27/22	Open	137,821	137,860	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	3.40	(b)	09/27/22	Open	85,618	85,642	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.10	(b)	09/28/22	Open	89,750	89,765	Foreign Agency Obligations	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	3.10	%(b)	09/28/22	Open	$206,700	$206,736	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	3.25	(b)	09/28/22	Open	79,219	79,233	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.50	(b)	09/28/22	Open	84,000	84,016	Corporate Bonds	Open/Demand

					$15,271,397	$15,285,105

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	66	12/20/22	$7,396	$(365,081)
U.S. Long Bond	11	12/20/22	1,392	(102,818)
2-Year U.S. Treasury Note	79	12/30/22	16,220	(247,693)

				(715,592)

Short Contracts
10-Year Japanese Government Treasury Bonds	1	12/13/22	1,025	1,310
10-Year U.S. Ultra Long Treasury Note	100	12/20/22	11,852	631,512
Ultra U.S. Treasury Bond	4	12/20/22	547	29,501
5-Year U.S. Treasury Note	155	12/30/22	16,653	437,490

				1,099,813

				$384,221

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	303,679	EUR	300,830	Bank of America N.A.	12/14/22	$7,283
EUR	719,823	USD	707,027	Bank of America N.A.	12/21/22	2,745
USD	2,152,400	AUD	3,186,000	Bank of America N.A.	12/21/22	111,728
USD	5,372	AUD	8,000	Morgan Stanley & Co. International PLC	12/21/22	248
USD	101,443	CAD	134,000	Deutsche Bank AG	12/21/22	4,402
USD	232,000	CNH	1,614,859	Morgan Stanley & Co. International PLC	12/21/22	5,501
USD	219,058	EUR	218,000	Bank of America N.A.	12/21/22	4,102
USD	6,398,630	EUR	6,368,000	BNP Paribas S.A.	12/21/22	119,549
USD	4,833,269	EUR	4,811,234	Deutsche Bank AG	12/21/22	89,216
USD	454,819	GBP	395,659	Bank of America N.A.	12/21/22	12,527
USD	795,953	GBP	697,000	Morgan Stanley & Co. International PLC	12/21/22	16,803
USD	23,552	IDR	352,392,110	Bank of America N.A.	12/21/22	617
USD	67,634	ZAR	1,192,178	JPMorgan Chase Bank N.A.	12/21/22	2,218

						376,939

CNH	813,191	USD	116,000	Bank of America N.A.	12/21/22	(1,942)
EUR	2,641,978	USD	2,655,830	Morgan Stanley & Co. International PLC	12/21/22	(50,743)
EUR	651,000	USD	646,895	UBS AG	12/21/22	(4,986)
ZAR	1,227,485	USD	69,620	UBS AG	12/21/22	(2,266)

						(59,937)

						$317,002

13

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	3	10/21/22	EUR	3,400.00	EUR	100	$3,846
Euro Stoxx 600 Automobiles & Parts Index	3	12/16/22	EUR	350.00	EUR	72	874
Euro Stoxx 600 Automobiles & Parts Index	1	12/16/22	EUR	470.00	EUR	24	1,485
Euro Stoxx 600 Chemicals Index	1	12/16/22	EUR	1,040.00	EUR	53	2,465

							$8,670

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Euro Stoxx 50	3	10/21/22	EUR	3,200.00	EUR	100	$(1,386)
Euro Stoxx 600 Automobiles & Parts Index	1	12/16/22	EUR	400.00	EUR	24	(559)
Euro Stoxx 600 Chemicals Index	1	12/16/22	EUR	940.00	EUR	53	(960)

							$(2,905)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V13	5.00%	Quarterly	12/20/24	C+	USD	6,380	$89,076	$(3,598)	$92,674
CDX.NA.HY.34.V10	5.00	Quarterly	06/20/25	CC-	USD	5,278	24,208	(3,090)	27,298
CDX.NA.HY.39.V1	5.00	Quarterly	12/20/27	B+	USD	2,335	(91,553)	(98,820)	7,267

							$21,731	$(105,508)	$127,239

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

				Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency
4.18%	Annual	1-Day SOFR, 3.07%	Annual	N/A	06/21/24	USD	2,108	$603	$(4,725)	$5,328
1-Day SOFR, 3.07%	Annual	3.71%	Annual	N/A	01/10/27	USD	2,366	(14,300)	19,489	(33,789)
1-Day SOFR, 3.07%	Annual	1.56%	Annual	N/A	03/07/27	USD	2,933	(269,307)	(76,421)	(192,886)
3.50%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/28/31	USD	76	554	(1,383)	1,937
3.22%	Annual	1-Day SOFR, 3.07%	Annual	N/A	05/28/51	USD	34	(738)	(1,792)	1,054

								$(283,188)	$(64,832)	$(218,356)

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	4	$(142)	$146	$(288)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	4	(134)	137	(271)
CMA CGM SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	2	(64)	64	(128)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	4,000	(777,627)	(6,141)	(771,486)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR	USD	5,000	(972,033)	(19,683)	(952,350)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/18/64	NR	USD	1,000	(210,753)	(187,923)	(22,830)

								$(1,960,753)	$(213,400)	$(1,747,353)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
1-Day SOFR minus 2.85%, 0.00%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	JPMorgan Chase Bank N.A.	N/A	10/26/22	USD	14	$22	$—	$22
1-Day SOFR minus 1.70%, 3.07%	Monthly	iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	BNP Paribas SA	N/A	12/16/22	USD	1,863	(61,023)	30	(61,053)

									$(61,001)	$30	$(61,031)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

15

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$21,809,941	$56,000	$21,865,941
Common Stocks	346,691	—	—	346,691
Corporate Bonds	—	41,244,613	1,186,488	42,431,101
Floating Rate Loan Interests	—	1,876,943	4,200,787	6,077,730
Foreign Agency Obligations	—	5,744,696	—	5,744,696
Municipal Bonds	—	124,248	—	124,248
Non-Agency Mortgage-Backed Securities	—	16,483,333	356,586	16,839,919
Preferred Securities
Capital Trusts	—	4,618,323	—	4,618,323
U.S. Government Sponsored Agency Securities	—	982,985	—	982,985
Short-Term Securities
Money Market Funds	3,365,035	—	—	3,365,035
Options Purchased
Equity Contracts	8,670	—	—	8,670

	$3,720,396	$92,885,082	$5,799,861	$102,405,339

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$127,239	$—	$127,239
Equity Contracts	—22		—	22
Foreign Currency Exchange Contracts	—	376,939	—	376,939
Interest Rate Contracts	1,099,813	8,319	—	1,108,132
Liabilities
Credit Contracts	—	(1,747,353)	—	(1,747,353)
Equity Contracts	(2,905)	(61,053)	—	(63,958)
Foreign Currency Exchange Contracts	—	(59,937)	—	(59,937)
Interest Rate Contracts	(715,592)	(226,675)	—	(942,267)

	$381,316	$(1,582,499)	$—	$(1,201,183)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $15,285,105 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets
Opening balance, as of December 31, 2021	$65,038	$1,005,613	$3,280,642	$786,988	$5,138,281
Transfers into Level 3	—	—	595,626	118,809	714,435
Transfers out of Level 3	—	—	—	(491,044)	(491,044)
Accrued discounts/premiums	—	—	12,384	15	12,399
Net realized gain (loss)	—	—	463	37,755	38,218
Net change in unrealized appreciation (depreciation)(a)	(9,038)	(149,369)	(213,714)	(28,925)	(401,046)
Purchases	—	361,272	1,289,388	—	1,650,660
Sales	—	(31,028)	(764,002)	(67,012)	(862,042)

Closing balance, as of September 30, 2022	$56,000	$1,186,488	$4,200,787	$356,586	$5,799,861

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022(a)	$(9,038)	$(149,369)	$(214,182)	$(28,925)	$(401,514)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Multi-Sector Opportunities Trust II (MSO2)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $413,300. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Corporate Bonds	$1,186,488	Income	Discount Rate	7% - 10%	10%

Floating Rate Loan Interests	4,200,073	Income	Discount Rate	9% -15%	13%

	$5,386,561

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CNH	Chinese Yuan

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation
CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

PIK	Payment-in-Kind

RB	Revenue Bond

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

17